Goodwill and intangible assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 5,575	$ 5,575	$ 5,575